Condensed financial information of the company - Condensed cash flow (Details) - USD ($)	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Condensed Statement of Income Captions [Line Items]
Net cash provided by operating activities	$ 1,765,733	$ 6,584,842
Net cash used in investing activities	4,447,027	(14,242,349)
Net cash provided by financing activities	0	13,243,554
Net cash inflow	6,258,999	$ 5,518,925
Parent company | Reportable legal entities
Condensed Statement of Income Captions [Line Items]
Net cash provided by operating activities	3,468,883
Net cash used in investing activities	(2,020,000)
Net cash inflow	$ 1,448,883